[QUARLES & BRADY LLP LETTERHEAD]

                                   December 22, 1999

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC  20549

     Re: PRINCIPAL PRESERVATION PORTFOLIOS, INC. (THE "REGISTRANT") 1933 ACT REG. NO. 33-12
          1940 ACT FILE NO. 811-4401

          RULE 497(J) CERTIFICATION FOR DEFINITIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN POST-EFFECTIVE AMENDMENTS NOS. 52 AND 53 TO REGISTRATION STATEMENT ON FORM N-1A

Ladies and Gentlemen:

     The Registrant has authorized us to certify to the Securities and Exchange Commission, on its behalf, that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) with respect to Post-Effective Amendments Nos. 52 and 53 (the "Amendments") would not have differed from the Prospectus and Statement of Additional Information included in such Amendments and, as permitted under Rule 497(j), the Registrant has elected not to file a definitive Prospectus or Statement of Additional Information.

     For your information, the Amendments were filed for the purpose of implementing a new Class of B Shares for the Registrant's Cash Reserve Portfolio. The Prospectus and Statement of Additional Information initially were filed as parts of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A, which was filed on October 29, 1999 pursuant to Rule 485(a)(1). The Prospectus and Statement of Additional Information were further amended in response to SEC staff comments with the filing of Post-Effective Amendment No. 53 on December 10, 1999 pursuant to Rule 485(a)(1). In response to the Registrant's written request for accelerated effectiveness, the Commission declared these Amendments effective on December 15, 1999.

     If you have any questions or comments regarding this filing, please contact me at (414) 277-5309.

                                   Very truly yours,

                                   QUARLES & BRADY LLP

                                   /s/ Fredrick G. Lautz

                                   Fredrick G. Lautz

291:ba
Enclosures
760314.40601

cc (w/o enc):  Mr. Robert J. Tuszynski